Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Unaudited) - USD ($)		Total	Predecessor [Member]	Preferred Stock [Member]	Preferred Stock [Member] Predecessor [Member]		Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Predecessor [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Retained Earnings [Member]	Retained Earnings [Member] Predecessor [Member]
Balance at Dec. 31, 2020			$ (8,889,041)									$ 242		$ 35,923,373		$ (44,812,656)
Balance, shares at Dec. 31, 2020												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation			$ 4,141,736											4,141,736
Net loss			(8,084,161)													(8,084,161)
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation			$ 1,941,746											1,941,746
Net loss			(3,748,495)													(3,748,495)
Issuance of preferred stock in private placement	[1]		393,301					$ 1						393,300
Issuance of preferred stock in private placement, shares	[1]							133,541
Balance at Mar. 31, 2022			(14,244,914)					$ 1				$ 242		42,400,155		(56,645,312)
Balance, shares at Mar. 31, 2022								133,541				24,167,257
Balance at Dec. 31, 2021			$ (12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Predecessor	Predecessor
Stock-based compensation			$ 3,524,801											3,524,801
Net loss			(14,047,607)													(14,047,607)
Issuance of preferred stock in private placement	[2]		1,865,384		$ 6									1,865,378
Issuance of preferred stock in private placement, shares	[2]				625,639
Conversion of convertible notes payable into preferred stock	[3]		5,658,888		$ 18									5,658,870
Conversion of convertible notes payable into preferred stock, shares		2,940,537			1,802,193	[3]
Conversion of preferred stock into common stock					$ (24)							$ 64		(40)
Conversion of preferred stock into common stock, shares					(2,427,832)							6,406,210
Conversion of convertible notes payable into common stock	[4]		5,838,209									$ 29		5,838,180
Conversion of convertible notes payable into common stock, shares	[4]											2,940,537
Balance at Dec. 12, 2022		$ 99,681,682	(9,991,791)	$ 0	$ 0		$ 1	1	$ 1	1	$ 902	$ 335	$ 104,526,938	56,952,298	$ (4,846,160)	(66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		9,016,139	33,514,004
Balance at Dec. 31, 2021			(12,831,466)									$ 242		40,065,109		(52,896,817)
Balance, shares at Dec. 31, 2021												24,167,257
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 902		104,583,271		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		9,016,139
Balance at Dec. 12, 2022		$ 99,681,682	$ (9,991,791)	0	$ 0		$ 1	$ 1	$ 1	$ 1	$ 902	$ 335	104,526,938	$ 56,952,298	(4,846,160)	$ (66,944,424)
Balance, shares at Dec. 12, 2022							8,635		5,062		9,016,139	33,514,004
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Stock-based compensation		$ 56,333											56,333
Net loss		(75,018)													(75,018)
Balance at Dec. 31, 2022		$ 99,662,997					$ 1		$ 1		$ 902		104,583,271		(4,921,178)
Balance, shares at Dec. 31, 2022							8,635		5,062		9,016,139
Financial Designation, Predecessor and Successor [Fixed List]		Successor
Reclassification of formerly redeemable common stock		$ 331,331									$ 7		331,324
Reclassification of formerly redeemable common stock, shares											65,783
Issuance of common stock pursuant to vendor agreements		395,200									$ 13		395,187
Issuance of common stock pursuant to vendor agreements, shares											130,000
Registration costs associated with preferred stock issuance		(34,674)											(34,674)
Stock-based compensation		287,461											287,461
Net loss		(3,543,950)													(3,543,950)
Balance at Mar. 31, 2023		$ 97,098,365					$ 1		$ 1		$ 922		$ 105,562,569		$ (8,465,128)
Balance, shares at Mar. 31, 2023							8,635		5,062		9,211,922

[1]	Includes gross proceeds of $419,320 less issuance costs of $26,019
[2]	Includes gross proceeds of $1,964,524 less issuance costs of $99,140
[3]	Includes principal of $5,230,000 and accrued interest of $428,888
[4]	Includes principal of $3,961,000, accrued interest of $709,608 and derivative liability of $1,167,601